Convertible Debt and Warrant Liability (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 11, 2023	Nov. 04, 2022	Nov. 03, 2022	Jan. 27, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Debt Instrument [Line Items]
Proceeds from convertible debt				$ 9,000	$ 9,000		$ 9,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount		$ 10,000	$ 10,000
Proceeds from convertible debt		$ 9,000	$ 9,000
Interest rate	10.00%	10.00%	10.00%
Conversion price		$ 15	$ 15
Warrant exercise price			$ 15
Warrants issued			231,312